Employee Defined Contribution Plan (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee Defined Contribution Plan [Line Items]
Employee benefits	$ 335	$ 257	$ 93